Income taxes - Summary Of Reconciliation Of Changes In Deferred Tax Liability (Asset) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Reconciliation of changes in deferred tax liability (asset) [Line Items]
Net deferred tax / asset as of January 1,	€ 16,564	€ 20,122
Additions from business combinations	(17,725)
Recognized in other comprehensive income	202	136
Recognized in profit or loss	3,577	(3,496)
Foreign currency translation adjustment	(1,188)	(198)
Net deferred tax asset as of December 31,	€ 1,430	€ 16,564